Condensed Consolidated Statements of Financial Condition (unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 571,274	$ 627,182
Cash and securities segregated, at fair value (cost: $834,440 and $1,551,177)	834,505	1,551,326
Receivables, net:
Brokers and dealers	324,114	408,037
Brokerage clients	1,079,608	942,034
Fees	245,929	265,685
Investments:
Long-term incentive compensation-related	108,432	122,977
Other	577,786	609,357
Furniture, equipment and leasehold improvements, net	183,577	196,125
Goodwill	2,954,327	2,954,327
Intangible assets, net	158,358	169,208
Deferred sales commissions, net	76,319	95,430
Other assets	187,588	173,362
Total assets	7,301,817	8,115,050
Payables:
Brokers and dealers	283,388	220,736
Securities sold not yet purchased	52,834	63,838
Brokerage clients	1,545,006	2,563,061
AllianceBernstein mutual funds	100,323	156,679
Accounts payable and accrued expenses	522,903	499,076
Accrued compensation and benefits	518,051	485,229
Debt	346,265	323,163
Total liabilities	3,368,770	4,311,782
Commitments and contingencies (See Note 12)
Capital:
General Partner	41,597	41,213
Limited partners: 278,374,893 and 277,600,901 units issued and outstanding	4,202,038	4,165,461
Receivables from affiliates	(16,537)	(8,441)
Holding Units held for long-term incentive compensation plans	(274,683)	(389,941)
Accumulated other comprehensive loss	(66,631)	(48,526)
Partners' capital attributable to AllianceBernstein Unitholders	3,885,784	3,759,766
Non-controlling interests in consolidated entities	47,263	43,502
Total capital	3,933,047	3,803,268
Total liabilities and capital	$ 7,301,817	$ 8,115,050